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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York              November 14, 2012
------------------          ------------------              -----------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                  0
                                                            ----------

Form 13F Information Table Entry Total:                            29
                                                            ----------

Form 13F Information Table Value Total:                      $149,548
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                      Para Advisors, LLC
                                                   Form 13F Information Table
                                                Quarter ended September 30, 2012




        COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5    COLUMN 6  COLUMN 7    COLUMN 8
                                                            VALUE   SHRS or  SH/  PUT/  INV  OTHR     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN  CALL  DIS  MNGRS  SOLE    SHARED  NONE
---------------------------- ---------------- ---------  --------- --------  ---  ----  ---- ----- -------  ------  ----
ACACIA RESH CORP             ACACIA TCH COM   003881307  $  2,741   100,000  SH         SOLE       100,000
AERCAP HOLDINGS NV           SHS              N00985106  $  2,500   200,000  SH         SOLE       200,000
ALBEMARLE CORP               COM              012653101  $  3,951    75,000  SH         SOLE        75,000
ALLSCRIPTS HEALTHCARE SOLUTN COM              01988P108  $  1,242   100,000  SH         SOLE       100,000
AMERICAN INTL GROUP INC      COM NEW          026874784  $  3,279   100,000  SH         SOLE       100,000
ANADARKO PETE CORP           COM              032511107  $  3,496    50,000  SH         SOLE        50,000
APPLE INC                    COM              037833100  $  3,336     5,000  SH         SOLE         5,000
ARCHER DANIELS MIDLAND CO    COM              039483102  $  4,077   150,000  SH         SOLE       150,000
CIT GROUP INC                COM NEW          125581801  $  1,970    50,000  SH         SOLE        50,000
DEUTSCHE BK AG LONDON BRH    3X INV JAP GOV   25154P188  $    606    32,500  SH         SOLE        32,500
DEUTSCHE BK AG LONDON BRH    INV JAP GOV BD   25154P170  $  1,042    53,500  SH         SOLE        53,500
DIGITALGLOBE INC             COM NEW          25389M877  $  2,549   125,000  SH         SOLE       125,000
EXPRESS SCRIPTS HLDG CO      COM              30219G108  $  3,132    50,000  SH         SOLE        50,000
FIDELITY NATIONAL FINANCIAL  CL A             31620R105  $  3,209   150,000  SH         SOLE       150,000
FOREST LABS INC              COM              345838106  $  3,561   100,000  SH         SOLE       100,000
KKR FINANCIAL HLDGS LLC      COM              48248A306  $  3,518   350,000  SH         SOLE       350,000
MOSAIC CO NEW                COM              61945C103  $  2,881    50,000  SH         SOLE        50,000
PRECISION CASTPARTS CORP     COM              740189105  $  3,267    20,000  SH         SOLE        20,000
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770  $  1,539    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796  $  1,530    75,000  SH         SOLE        75,000
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739  $  3,609   175,000  SH         SOLE       175,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103  $ 71,985   500,000  SH   PUT   SOLE       500,000
TE CONNECTIVITY LTD          REG SHS          H84989104  $  4,251   125,000  SH         SOLE       125,000
TEVA PHARMACEUTICAL INDS LTD ADR              881624209  $  2,071    50,000  SH         SOLE        50,000
TIDEWATER INC                COM              886423102  $  2,427    50,000  SH         SOLE        50,000
TPC GROUP INC                COM              89236Y104  $  2,041    50,000  SH         SOLE        50,000
TRONOX LTD                   SHS CL A         Q9235V101  $  2,265   100,000  SH         SOLE       100,000
VIACOM INC NEW               CL B             92553P201  $  2,680    50,000  SH         SOLE        50,000
YAHOO INC                    COM              984332106  $  4,793   300,000  SH         SOLE       300,000

                                              Total      $149,548